Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Restricted Cash [Abstract]
Disclosure of detailed information about non-current restricted cash [Table Text Block]
	December 31, 2021	December 31, 2020
Nevada Division of Environmental Protection bond(1)	$39,727	$—
Chartis Commutation Account(2)	27,275	—
SAT Primero tax dispute(3)	48,010	—
	$115,012	$—

1.Jerritt Canyon is required to provide a surety bond to the Nevada Division of Environmental Protection ("NDEP") and the US Forestry Service to fund the ongoing reclamation and mine closure obligations. To meet this surety requirement, the Company has on deposit $39.7 million in money market accounts. The money market account principal balance plus interest earned on the principal is used to fund ongoing reclamation and mine closure obligations.
2.The Company owns an environmental risk transfer program (the "ERTP") for Jerritt Canyon from American Insurance Group ("AIG"). As part of the ERTP, $27.3 million is on deposit in an interest-bearing account with AIG (the "Commutation Account"). The Commutation Account principal plus interest earned on the principal is used to fund ongoing reclamation and mine closure obligations. The Company can elect to extinguish all rights under the policy, which would release AIG from reclamation cost and financial assurance liabilities, and substitute with replacement bonds. AIG would pay Jerritt Canyon the remaining balance in the Commutation Account.
3.In connection with the dispute between Primero Empresa Minera, S.A. de C.V. ("PEM") and the Servicio de Admistracion Tributaria ("SAT") in relation to the advanced pricing agreement (Note 27(b)), the tax authority has frozen a PEM bank account with funds of $48.0 million (989.9 million MXN) as a guarantee against certain disputed tax assessments. This balance consists of Value Added Tax ("VAT") refunds that the Company has received which were previously withheld by the tax authority. The Company does not agree with SAT's position and has challenged it through the relevant legal channels.